Financial assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Financial assets and liabilities
Schedule of business net debt

		Maximum	Final
		amount	maturity	Facility			Available
Facility	Currency	drawable	date	type	Amount drawn		liquidity
		Local			Local
		currency			currency	$'m	$'m
		m			m
2.000% Senior Secured Green Notes	EUR	450	01-Sep-28	Bullet	450	489	—
3.250% Senior Secured Green Notes	USD	600	01-Sep-28	Bullet	600	600	—
6.000% Senior Secured Green Notes	USD	600	15-Jun-27	Bullet	600	600	—
3.000% Senior Green Notes	EUR	500	01-Sep-29	Bullet	500	543	—
4.000% Senior Green Notes	USD	1,050	01-Sep-29	Bullet	1,050	1,050	—
Global Asset Based Loan Facility	USD	407	06-Aug-26	Revolving	—	70	337
Lease obligations	Various	—	—	Amortizing	—	392	—
Other borrowings	Various	—	Rolling	Amortizing	—	40	—
Total borrowings						3,784	337
Deferred debt issue costs						(33)	—
Net borrowings						3,751	337
Cash, cash equivalents and restricted cash						(182)	182
Derivative financial instruments used to hedge foreign currency and interest rate risk						12	—
Net debt / available liquidity						3,581	519

		Maximum	Final
		amount	maturity	Facility			Available
Facility	Currency	drawable	date	type	Amount drawn		liquidity
		Local			Local
		currency			currency	$'m	$'m
		m			m
2.000% Senior Secured Green Notes	EUR	450	01-Sep-28	Bullet	450	480	—
3.250% Senior Secured Green Notes	USD	600	01-Sep-28	Bullet	600	600	—
6.000% Senior Secured Green Notes	USD	600	15-Jun-27	Bullet	600	600	—
3.000% Senior Green Notes	EUR	500	01-Sep-29	Bullet	500	533	—
4.000% Senior Green Notes	USD	1,050	01-Sep-29	Bullet	1,050	1,050	—
Global Asset Based Loan Facility	USD	415	06-Aug-26	Revolving	—	—	415
Lease obligations	Various	—	—	Amortizing	—	327	—
Other borrowings	Various	—	Rolling	Amortizing	—	40	—
Total borrowings						3,630	415
Deferred debt issue costs						(38)	—
Net borrowings						3,592	415
Cash, cash equivalents and restricted cash						(555)	555
Net debt / available liquidity						3,037	970

Schedule of maturity analysis of borrowings

	At June 30,	At December 31,
	2023	2022
	$'m	$'m
Within one year or on demand	140	68
Between one and three years	132	100
Between three and five years	720	704
Greater than five years	2,792	2,758
Total borrowings	3,784	3,630
Deferred debt issue costs	(33)	(38)
Net borrowings	3,751	3,592